Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Earnings for the purpose of basic earnings per share (in Dollars)	$ 31,940	$ 42,059	$ 27,493	$ 22,937
Weighted average number of ordinary shares for the purpose of basic earnings per share	76,602,929	74,159,933	67,579,432	52,919,515
Effect of dilutive potential ordinary shares - restricted ordinary shares and restricted shares unit	51,941	47,236	28,492	7,185
Weighted average number of ordinary shares for the purpose of diluted earnings per share	76,654,870	74,207,169	67,607,924	52,926,700